Cover	Nov. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 21, 2022
Entity File Number	000-29913
Entity Registrant Name	The Marygold Companies, Inc.
Entity Central Index Key	0001005101
Entity Tax Identification Number	90-1133909
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	120 Calle Iglesia
Entity Address, Address Line Two	Unit B
Entity Address, City or Town	San Clemente
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92672
City Area Code	949
Local Phone Number	429-5370
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of common stock, par value $0.001 per share
Trading Symbol	MGLD
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false